Distribution Date:	03/17/22	WFRBS Commercial Mortgage Trust 2012-C8
Determination Date:	03/11/22
Next Distribution Date:	04/18/22
Record Date:	02/28/22	Commercial Mortgage Pass-Through Certificates
Series 2012-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	17		Don Simon	(203) 660-6100
Historical Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
		Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	23		Karlene Benvenuto		karlene.benvenuto@db.com
Historical Liquidated Loan Detail	24		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses	Total Distribution	Ending Balance	Support¹	Support¹

A-1	92936YAA9	0.864000%	97,008,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92936YAB7	1.881000%	187,668,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92936YAC5	3.001000%	414,057,000.00	325,277,158.34	66,114,678.07	813,463.96	0.00	0.00	66,928,142.03	259,162,480.27	60.09%	30.00%
A-FL	92936YAH4	1.119710%	115,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-FX	92936YBB6	2.960000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92936YAD3	2.559000%	96,932,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92936YAE1	3.660000%	113,833,000.00	113,833,000.00	0.00	347,190.65	0.00	0.00	347,190.65	113,833,000.00	42.56%	21.25%
B	92936YAF8	4.311000%	66,674,000.00	66,674,000.00	0.00	239,526.35	0.00	0.00	239,526.35	66,674,000.00	32.30%	16.13%
C	92936YAG6	4.859242%	43,907,000.00	43,907,000.00	0.00	177,795.61	0.00	0.00	177,795.61	43,907,000.00	25.54%	12.75%
D	92936YAP6	4.859242%	26,019,000.00	26,019,000.00	0.00	105,360.51	0.00	0.00	105,360.51	26,019,000.00	21.53%	10.75%
E	92936YAR2	4.859242%	45,533,000.00	45,533,000.00	0.00	184,379.89	0.00	0.00	184,379.89	45,533,000.00	14.52%	7.25%
F	92936YAT8	4.859242%	22,767,000.00	22,767,000.00	0.00	92,191.97	0.00	0.00	92,191.97	22,767,000.00	11.01%	5.50%
G	92936YAV3	4.859242%	26,019,000.00	26,019,000.00	0.00	105,360.51	0.00	0.00	105,360.51	26,019,000.00	7.01%	3.50%
H	92936YAX9	4.859242%	45,533,580.00	45,506,891.37	0.00	78,634.07	0.00	0.00	78,634.07	45,506,891.37	0.00%	0.00%
V	92936YBD2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92936YAZ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,300,950,580.00	715,536,049.71	66,114,678.07	2,143,903.52	0.00	0.00	68,258,581.59	649,421,371.64

X-A	92936YAK7	1.687406%	1,024,498,000.00	439,110,158.34	0.00	617,464.15	0.00	0.00	617,464.15	372,995,480.27
X-B	92936YAM3	0.548242%	66,674,000.00	66,674,000.00	0.00	30,461.24	0.00	0.00	30,461.24	66,674,000.00
Notional SubTotal			1,091,172,000.00	505,784,158.34	0.00	647,925.39	0.00	0.00	647,925.39	439,669,480.27

Deal Distribution Total					66,114,678.07	2,791,828.91	0.00	0.00	68,906,506.98

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92936YAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92936YAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92936YAC5	785.58545886	159.67530574	1.96461830	0.00000000	0.00000000	0.00000000	0.00000000	161.63992404	625.91015312
A-FL	92936YAH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-FX	92936YBB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92936YAD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92936YAE1	1,000.00000000	0.00000000	3.05000000	0.00000000	0.00000000	0.00000000	0.00000000	3.05000000	1,000.00000000
B	92936YAF8	1,000.00000000	0.00000000	3.59250007	0.00000000	0.00000000	0.00000000	0.00000000	3.59250007	1,000.00000000
C	92936YAG6	1,000.00000000	0.00000000	4.04936821	0.00000000	0.00000000	0.00000000	0.00000000	4.04936821	1,000.00000000
D	92936YAP6	1,000.00000000	0.00000000	4.04936815	0.00000000	0.00000000	0.00000000	0.00000000	4.04936815	1,000.00000000
E	92936YAR2	1,000.00000000	0.00000000	4.04936837	0.00000000	0.00000000	0.00000000	0.00000000	4.04936837	1,000.00000000
F	92936YAT8	1,000.00000000	0.00000000	4.04936838	0.00000000	0.00000000	0.00000000	0.00000000	4.04936838	1,000.00000000
G	92936YAV3	1,000.00000000	0.00000000	4.04936815	0.00000000	0.00000000	0.00000000	0.00000000	4.04936815	1,000.00000000
H	92936YAX9	999.41386928	0.00000000	1.72694679	2.32004819	34.06095853	0.00000000	0.00000000	1.72694679	999.41386928
V	92936YBD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92936YAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92936YAK7	428.61006887	0.00000000	0.60269922	0.00000000	0.00000000	0.00000000	0.00000000	0.60269922	364.07633814
X-B	92936YAM3	1,000.00000000	0.00000000	0.45686834	0.00000000	0.00000000	0.00000000	0.00000000	0.45686834	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02/01/22 - 02/28/22	30	0.00	813,463.96	0.00	813,463.96	0.00	0.00	0.00	813,463.96	0.00
A-FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	02/01/22 - 02/28/22	30	0.00	347,190.65	0.00	347,190.65	0.00	0.00	0.00	347,190.65	0.00
B	02/01/22 - 02/28/22	30	0.00	239,526.35	0.00	239,526.35	0.00	0.00	0.00	239,526.35	0.00
C	02/01/22 - 02/28/22	30	0.00	177,795.61	0.00	177,795.61	0.00	0.00	0.00	177,795.61	0.00
D	02/01/22 - 02/28/22	30	0.00	105,360.51	0.00	105,360.51	0.00	0.00	0.00	105,360.51	0.00
E	02/01/22 - 02/28/22	30	0.00	184,379.89	0.00	184,379.89	0.00	0.00	0.00	184,379.89	0.00
F	02/01/22 - 02/28/22	30	0.00	92,191.97	0.00	92,191.97	0.00	0.00	0.00	92,191.97	0.00
G	02/01/22 - 02/28/22	30	0.00	105,360.51	0.00	105,360.51	0.00	0.00	0.00	105,360.51	0.00
H	02/01/22 - 02/28/22	30	1,445,277.28	184,274.16	0.00	184,274.16	105,640.10	0.00	0.00	78,634.07	1,550,917.38
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	02/01/22 - 02/28/22	30	0.00	617,464.15	0.00	617,464.15	0.00	0.00	0.00	617,464.15	0.00
X-B	02/01/22 - 02/28/22	30	0.00	30,461.24	0.00	30,461.24	0.00	0.00	0.00	30,461.24	0.00
Totals			1,445,277.28	2,897,469.00	0.00	2,897,469.00	105,640.10	0.00	0.00	2,791,828.91	1,550,917.38

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	68,906,506.98
Benchmark: 1-Month LIBOR
Current Period %	0.119710
Next Period %	0.441430
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,717,277.47	Master Servicing Fee	18,719.16
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,819.85
Interest Adjustments	0.00	Trustee Fee	128.00
Deferred Interest	0.00	Trust Advisor Fee	1,159.37
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	202,017.83
Total Interest Collected	2,919,295.30	Total Fees	21,826.38

Principal		Expenses/Reimbursements
Scheduled Principal	18,698,612.25	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	93,841.48
Principal Prepayments	47,416,065.83	Special Servicing Fees (Monthly)	11,673.32
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	125.27
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	66,114,678.08	Total Expenses/Reimbursements	105,640.07

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,791,828.91
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	66,114,678.07
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	68,906,506.98
Total Funds Collected	69,033,973.38	Total Funds Distributed	69,033,973.43

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	715,536,049.71	715,536,049.71	Beginning Certificate Balance	715,536,049.71
(-) Scheduled Principal Collections	18,698,612.25	18,698,612.25	(-) Principal Distributions	66,114,678.07
(-) Unscheduled Principal Collections	47,416,065.83	47,416,065.83	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.01)	(0.01)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	649,421,371.64	649,421,371.64	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	716,483,067.39	716,483,067.39	Ending Certificate Balance	649,421,371.64
Ending Actual Collateral Balance	650,497,697.67	650,497,697.67

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.86%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	21	162,229,524.65	24.98%	4	5.0374	NAP	Defeased	21	162,229,524.65	24.98%	4	5.0374	NAP
2,000,000 or less	2	2,202,524.27	0.34%	3	5.5942	2.608236	1.20 or less	4	117,451,358.34	18.09%	3	4.7657	1.059169
2,000,001 to 3,000,000	3	7,719,928.60	1.19%	3	4.9840	2.817459	1.21 to 1.30	1	2,002,329.71	0.31%	4	5.1700	1.282400
3,000,001 to 4,000,000	1	3,064,852.81	0.47%	4	5.3000	1.746100	1.31 to 1.40	1	43,014,329.39	6.62%	4	5.7500	1.317700
4,000,001 to 5,000,000	3	13,341,998.33	2.05%	3	4.7880	2.486984	1.41 to 1.50	1	7,311,339.84	1.13%	4	5.4300	1.419900
5,000,001 to 6,000,000	1	5,903,584.33	0.91%	4	4.8500	2.235500	1.51 to 1.60	3	56,398,551.68	8.68%	4	4.8742	1.555852
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	2	14,444,410.77	2.22%	4	5.1535	2.456349	1.71 to 1.80	1	3,064,852.81	0.47%	4	5.3000	1.746100
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	129,769,363.10	19.98%	4	4.6750	1.837100
9,000,001 to 10,000,000	1	9,095,608.29	1.40%	4	4.8700	0.421000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	3	33,764,923.19	5.20%	4	5.0551	1.454363	2.01 to 2.25	3	31,674,529.70	4.88%	4	4.9130	2.140410
15,000,001 to 20,000,000	2	32,354,832.87	4.98%	4	4.9310	1.863701	2.26 or Greater	9	96,505,192.42	14.86%	4	4.6452	2.884229
20,000,001 to 30,000,000	1	26,358,847.97	4.06%	4	4.6700	1.520500	Totals	45	649,421,371.64	100.00%	4	4.8906	1.715635
30,000,001 to 50,000,000	2	81,170,086.26	12.50%	4	5.2536	1.254992
50,000,001 to 80,000,000	2	128,000,886.20	19.71%	3	4.6415	2.057648
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or Greater	1	129,769,363.10	19.98%	4	4.6750	1.837100
Totals	45	649,421,371.64	100.00%	4	4.8906	1.715635
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	31	162,229,524.65	24.98%	4	5.0374	NAP
							Defeased	31	162,229,524.65	24.98%	4	5.0374	NAP
California	1	13,344,162.26	2.05%	4	5.1700	1.601600
							Industrial	2	28,304,291.42	4.36%	4	4.7392	2.481267
Colorado	1	4,444,062.59	0.68%	3	4.4500	2.296300
							Lodging	3	26,537,786.20	4.09%	4	4.9166	1.359059
Florida	1	8,446,145.00	1.30%	4	4.5400	2.865000
							Mobile Home Park	1	1,054,032.32	0.16%	4	5.2500	2.894300
Georgia	1	59,890,886.20	9.22%	2	4.7570	1.139500
							Multi-Family	1	2,885,247.57	0.44%	4	4.8000	4.018400
Indiana	1	2,885,247.57	0.44%	4	4.8000	4.018400
							Office	3	182,895,346.44	28.16%	4	4.9441	1.725991
Maryland	3	55,995,914.39	8.62%	4	4.7019	2.038140
							Retail	16	235,468,715.35	36.26%	4	4.7552	1.738576
Massachusetts	2	21,061,405.00	3.24%	4	4.5400	2.865000
							Self Storage	3	10,046,427.69	1.55%	3	5.0658	2.555182
Michigan	1	3,064,852.81	0.47%	4	5.3000	1.746100
							Totals	60	649,421,371.64	100.00%	4	4.8906	1.715635
New Jersey	1	11,003,780.00	1.69%	4	4.5400	2.865000

New York	1	129,769,363.10	19.98%	4	4.6750	1.837100

Pennsylvania	1	13,620,895.00	2.10%	4	4.5400	2.865000

South Carolina	2	3,980,843.27	0.61%	2	5.2910	2.583055

Texas	5	54,427,043.07	8.38%	5	4.8381	1.366695

Utah	1	10,309,106.98	1.59%	4	4.9900	0.692400

Virginia	4	31,211,776.91	4.81%	4	4.9633	1.956247

Washington	3	63,736,362.84	9.81%	4	5.4698	1.481422

Totals	60	649,421,371.64	100.00%	4	4.8906	1.715635

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	162,229,524.65	24.98%	4	5.0374	NAP	Defeased	21	162,229,524.65	24.98%	4	5.0374	NAP
	4.500% or less	1	4,444,062.59	0.68%	3	4.4500	2.296300	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	266,420,459.94	41.02%	4	4.6414	1.990253	4 months or greater	24	487,191,846.99	75.02%	4	4.8417	1.789168
	4.751% to 5.000%	9	137,683,991.12	21.20%	3	4.8492	1.525230	Totals	45	649,421,371.64	100.00%	4	4.8906	1.715635
	5.001% or 5.250%	4	19,232,875.61	2.96%	4	5.1552	1.797922
	5.251% or 5.500%	3	15,247,636.39	2.35%	3	5.3496	1.788215
	5.501% to 5.750%	1	43,014,329.39	6.62%	4	5.7500	1.317700
	5.751% to 6.000%	1	1,148,491.95	0.18%	3	5.9100	2.345700
	6.001% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	649,421,371.64	100.00%	4	4.8906	1.715635
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	162,229,524.65	24.98%	4	5.0374	NAP	Defeased	21	162,229,524.65	24.98%	4	5.0374	NAP
	84 months or less	24	487,191,846.99	75.02%	4	4.8417	1.789168	Interest Only	1	68,110,000.00	10.49%	4	4.5400	2.865000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	87,428,732.86	13.46%	4	5.3691	1.421760
	Totals	45	649,421,371.64	100.00%	4	4.8906	1.715635	241 to 300 months	14	331,653,114.13	51.07%	4	4.7646	1.665084
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	649,421,371.64	100.00%	4	4.8906	1.715635
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	21	162,229,524.65	24.98%	4	5.0374	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	22	481,599,292.45	74.16%	4	4.8428	1.783161
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	5,592,554.54	0.86%	3	4.7498	2.306445
	Totals	45	649,421,371.64	100.00%	4	4.8906	1.715635
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	310914767	OF	New York	NY	Actual/360	4.675%	472,956.65	302,747.71	0.00	N/A	07/01/22	--	130,072,110.80	129,769,363.10	03/01/22
4	639100002	RT	Kennesaw	GA	Actual/360	4.757%	222,119.92	143,328.63	0.00	N/A	05/01/22	--	60,034,214.83	59,890,886.20	11/01/21
5	440000111	Various	Various	Various	Actual/360	4.540%	240,503.98	0.00	0.00	07/01/22	07/01/42	--	68,110,000.00	68,110,000.00	04/01/22
6	310915872	OF	Richland	WA	Actual/360	5.750%	193,298.65	207,729.83	0.00	N/A	07/01/22	--	43,222,059.22	43,014,329.39	03/01/22
7	440000126	RT	Houston	TX	Actual/360	4.694%	139,625.23	88,416.75	0.00	N/A	08/01/22	--	38,244,173.62	38,155,756.87	03/01/22
10	616100010	OF	Spokane	WA	Actual/360	4.860%	111,151.69	63,186.69	0.00	N/A	07/01/22	--	29,405,209.21	29,342,022.52	03/01/22
11	440000123	RT	Olney	MD	Actual/360	4.670%	95,979.22	65,532.09	0.00	N/A	07/01/22	--	26,424,380.06	26,358,847.97	03/01/22
12	440000122	OF	Cleveland	OH	Actual/360	5.010%	71,324.56	46,910.69	0.00	N/A	07/01/22	--	18,303,993.13	18,257,082.44	03/01/22
13	616100013	RT	Vancouver	WA	Actual/360	4.960%	64,573.97	43,103.53	0.00	N/A	07/01/22	--	16,738,644.98	16,695,541.45	03/01/22
14	310915023	MU	Napa	CA	Actual/360	4.850%	62,455.19	43,083.19	0.00	N/A	04/01/22	--	16,556,605.33	16,513,522.14	03/01/22
16	440000112	RT	Norfolk	VA	Actual/360	4.740%	59,304.64	42,299.09	0.00	N/A	07/01/22	--	16,086,250.62	16,043,951.53	03/01/22
17	310913948	IN	Silver Spring	MD	Actual/360	4.900%	59,815.41	35,715.40	0.00	N/A	07/01/22	--	15,695,006.82	15,659,291.42	03/01/22
18	310914702	RT	Riverside	CA	Actual/360	4.650%	53,417.05	14,769,691.01	0.00	N/A	06/01/22	--	14,769,691.01	0.00	03/01/22
20	670915609	RT	Ladera Heights	CA	Actual/360	5.170%	53,794.14	33,767.32	0.00	N/A	07/01/22	--	13,377,929.58	13,344,162.26	03/01/22
21	616100021	LO	Sandy	UT	Actual/360	4.990%	40,163.17	39,261.86	0.00	N/A	07/01/22	--	10,348,368.84	10,309,106.98	03/01/22
23	310913089	OF	Richmond	VA	Actual/360	4.970%	39,187.98	26,080.76	0.00	N/A	07/01/22	--	10,137,734.71	10,111,653.95	03/01/22
24	440000116	LO	Alexandria	VA	Actual/360	4.870%	34,584.52	34,948.92	0.00	N/A	07/01/22	--	9,130,557.21	9,095,608.29	03/01/22
27	310915414	MH	Mesa	AZ	Actual/360	5.250%	36,398.27	22,328.59	0.00	N/A	07/01/22	--	8,913,863.21	8,891,534.62	03/01/22
29	310914667	IN	Various	Various	Actual/360	5.160%	26,083.42	6,499,190.29	0.00	N/A	03/01/22	--	6,499,190.29	0.00	03/01/22
31	616100031	MH	Brunswick	ME	Actual/360	5.180%	32,011.85	20,036.37	0.00	N/A	07/01/22	--	7,945,578.00	7,925,541.63	03/01/22
32	616100032	RT	Houston	TX	Actual/360	5.430%	30,992.04	26,949.81	0.00	N/A	07/01/22	--	7,338,289.65	7,311,339.84	03/01/22
33	440000120	LO	Alexandria	VA	Actual/360	4.870%	27,122.30	27,408.07	0.00	N/A	07/01/22	--	7,160,479.00	7,133,070.93	02/01/22
34	820915477	RT	Selma	CA	Actual/360	4.800%	28,627.71	7,668,137.12	0.00	N/A	06/01/22	--	7,668,137.12	0.00	03/01/22
35	440000119	MF	Cleveland	OH	Actual/360	4.900%	26,841.15	26,898.44	0.00	N/A	07/01/22	--	7,042,866.92	7,015,968.48	03/01/22
36	440000121	MF	North Charleston	SC	Actual/360	5.700%	33,892.05	18,343.99	0.00	N/A	07/01/22	--	7,644,824.22	7,626,480.23	03/01/22
37	616100037	RT	Athens	AL	Actual/360	5.150%	19,580.39	12,362.14	0.00	N/A	04/01/22	--	4,888,308.40	4,875,946.26	03/01/22
38	616100038	RT	Cordele	GA	Actual/360	5.150%	9,654.06	9,036.86	0.00	N/A	04/01/22	--	2,410,168.67	2,401,131.81	03/01/22
39	310915104	RT	Boynton Beach	FL	Actual/360	4.250%	24,088.14	7,287,167.21	0.00	N/A	06/01/22	--	7,287,167.21	0.00	03/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
41	416000052	RT	Medford	OR	Actual/360	4.850%	27,324.15	18,848.88	0.00	N/A	07/01/22	--	7,243,516.46	7,224,667.58	03/01/22
44	440000108	OF	Bellevue	WA	Actual/360	4.660%	24,097.22	6,648,527.54	0.00	N/A	03/01/22	--	6,648,527.54	0.00	03/01/22
45	440000109	OF	Bellevue	WA	Actual/360	4.660%	23,204.73	6,402,285.99	0.00	N/A	06/01/22	--	6,402,285.99	0.00	03/01/22
47	810915260	SS	Various	MI	Actual/360	5.430%	23,814.94	20,708.80	0.00	N/A	07/01/22	--	5,638,895.81	5,618,187.01	03/01/22
49	440000113	RT	Corpus Christi	TX	Actual/360	4.850%	22,327.73	15,402.24	0.00	N/A	07/01/22	--	5,918,986.57	5,903,584.33	03/01/22
54	440000102	IN	Nazareth	PA	Actual/360	5.300%	21,854.29	5,301,580.87	0.00	N/A	06/01/22	--	5,301,580.87	0.00	03/01/22
55	616100055	RT	Hinesville	GA	Actual/360	5.470%	21,537.28	12,417.21	0.00	N/A	07/07/22	--	5,062,300.59	5,049,883.38	03/07/22
56	410915369	IN	Raleigh	NC	Actual/360	5.030%	19,541.96	12,777.44	0.00	N/A	07/01/22	--	4,995,104.15	4,982,326.71	03/01/22
57	620914689	RT	Colorado Springs	CO	Actual/360	4.450%	15,442.78	17,737.12	0.00	N/A	06/01/22	--	4,461,799.71	4,444,062.59	03/01/22
58	670914790	SS	Woodbridge	VA	Actual/360	5.260%	19,980.18	12,359.98	0.00	N/A	05/01/22	--	4,883,803.72	4,871,443.74	03/01/22
61	410915318	SS	Redmond	WA	Actual/360	4.590%	14,413.24	10,830.67	0.00	N/A	06/01/22	--	4,037,322.67	4,026,492.00	03/01/22
62	440000110	SS	Bonita Springs	FL	Actual/360	4.920%	15,080.46	10,186.83	0.00	N/A	07/01/22	--	3,940,887.50	3,930,700.67	03/01/22
63	440000117	MF	Lakewood	OH	Actual/360	4.900%	13,413.34	13,441.99	0.00	N/A	07/01/22	--	3,519,536.49	3,506,094.50	03/01/22
64	410914841	SS	Various	MI	Actual/360	5.030%	14,947.13	3,820,624.30	0.00	N/A	03/01/22	--	3,820,624.30	0.00	03/01/22
65	440000118	MF	Lakewood	OH	Actual/360	4.970%	11,977.60	11,773.27	0.00	N/A	07/01/22	--	3,098,546.82	3,086,773.55	03/01/22
66	416000053	RT	Gaylord	MI	Actual/360	5.300%	12,681.03	11,407.02	0.00	N/A	07/01/22	--	3,076,259.83	3,064,852.81	03/01/22
67	616100067	OF	Bloomfield Township	MI	Actual/360	5.560%	14,146.71	7,955.48	0.00	N/A	07/01/22	--	3,271,336.84	3,263,381.36	03/01/22
69	616100069	MH	Winter Haven	FL	Actual/360	5.130%	11,662.10	7,405.71	0.00	N/A	07/01/22	--	2,922,832.75	2,915,427.04	03/01/22
70	440000115	MF	Franklin	IN	Actual/360	4.800%	10,799.83	7,563.46	0.00	N/A	07/01/22	--	2,892,811.03	2,885,247.57	03/01/22
71	440000107	SS	Smyrna	GA	Actual/360	5.000%	11,294.34	2,904,258.56	0.00	N/A	06/01/22	--	2,904,258.56	0.00	03/01/22
72	310914950	RT	Hartsville	SC	Actual/360	5.040%	11,131.58	7,338.38	0.00	N/A	05/01/22	--	2,839,689.70	2,832,351.32	03/01/22
73	416000044	RT	Buffalo	NY	Actual/360	5.300%	5,526.65	1,340,697.52	0.00	N/A	05/01/22	--	1,340,697.52	0.00	03/01/22
75	616100075	RT	Fort Worth	TX	Actual/360	5.170%	8,081.85	7,524.75	0.00	N/A	07/01/22	--	2,009,854.46	2,002,329.71	03/01/22
76	616100076	MF	Waukegan	IL	Actual/360	5.500%	9,392.35	5,370.16	0.00	N/A	07/05/22	--	2,195,614.64	2,190,244.48	03/05/22
77	410915172	MH	Vero Beach	FL	Actual/360	5.260%	7,648.74	1,869,599.19	0.00	N/A	06/01/22	--	1,869,599.19	0.00	03/01/22
78	616100078	SS	Houston	TX	Actual/360	5.550%	6,796.11	5,730.55	0.00	N/A	07/01/22	--	1,574,387.26	1,568,656.71	03/01/22
79	616100079	MH	Whitehouse	TX	Actual/360	5.250%	4,320.04	3,937.59	0.00	N/A	07/01/22	--	1,057,969.91	1,054,032.32	03/01/22
80	410915215	SS	Goose Creek	SC	Actual/360	5.910%	5,291.76	2,724.22	0.00	N/A	06/01/22	--	1,151,216.17	1,148,491.95	03/01/22
Totals							2,717,277.47	66,114,678.08	0.00				715,536,049.71	649,421,371.64
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	28,646,401.96	27,832,546.96	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,416,971.95	11,249,653.71	01/01/21	09/30/21	01/11/22	25,797,162.54	1,261,748.15	267,619.46	1,347,633.82	0.00	0.00
5	9,629,750.06	7,293,792.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,632,695.93	5,091,645.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,378,241.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	3,080,439.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	1,631,234.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,216,647.33	1,991,959.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,782,561.75	1,342,610.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	631,193.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,679,888.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	277,112.30	411,333.70	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,079,665.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,549,247.47	2,440,689.00	07/01/20	06/30/21	--	0.00	0.00	54,418.98	54,418.98	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1,491,511.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	879,229.95	513,248.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1,275,920.00	276,190.95	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	979,752.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	755,847.50	696,632.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	868,665.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	653,730.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	916,506.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	525,230.08	482,979.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	261,307.20	112,357.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	283,626.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	291,053.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	217,458.00	174,221.00	01/01/19	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	84,769,461.85	62,172,287.81				25,797,162.54	1,261,748.15	322,038.44	1,402,052.80	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
18	310914702	14,730,293.44	Payoff Prior to Maturity	0.00	0.00
34	820915477	7,647,970.95	Payoff Prior to Maturity	0.00	0.00
39	310915104	7,266,980.76	Payoff Prior to Maturity	0.00	0.00
45	440000109	6,385,224.29	Payoff Prior to Maturity	0.00	0.00
54	440000102	5,288,284.38	Payoff Prior to Maturity	0.00	0.00
71	440000107	2,896,764.14	Payoff Prior to Maturity	0.00	0.00
73	416000044	1,335,655.54	Payoff Prior to Maturity	0.00	0.00
77	410915172	1,864,892.33	Payoff Prior to Maturity	0.00	0.00
Totals		47,416,065.83		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/22	0	0.00	0	0.00	1	59,890,886.20	0	0.00	1	59,890,886.20	0	0.00	0	0.00	8	47,416,065.83	4.890590%	4.827557%	4
02/17/22	0	0.00	1	60,034,214.83	0	0.00	0	0.00	2	60,034,214.83	0	0.00	0	0.00	3	19,949,043.08	4.882553%	4.822359%	5
01/18/22	2	67,338,136.04	0	0.00	1	6,000,945.14	0	0.00	2	66,154,202.40	0	0.00	0	0.00	1	4,662,206.72	4.892541%	4.831319%	5
12/17/21	0	0.00	0	0.00	1	6,034,248.28	0	0.00	2	66,306,062.32	0	0.00	0	0.00	2	15,640,744.25	4.896363%	4.835359%	6
11/18/21	0	0.00	0	0.00	2	66,466,239.94	0	0.00	2	66,466,239.94	0	0.00	0	0.00	1	41,000,000.00	4.933640%	4.871572%	7
10/18/21	1	7,258,438.95	1	60,515,394.50	1	6,101,353.36	0	0.00	2	66,616,747.86	0	0.00	0	0.00	0	0.00	4.924519%	4.864116%	8
09/17/21	1	60,640,454.18	0	0.00	1	6,135,168.46	0	0.00	2	66,775,622.64	0	0.00	0	0.00	0	0.00	4.924744%	4.864334%	9
08/17/21	0	0.00	0	0.00	1	6,167,766.81	0	0.00	2	67,460,223.21	0	0.00	0	0.00	0	0.00	4.924858%	4.864277%	10
07/16/21	0	0.00	0	0.00	2	67,606,559.70	0	0.00	2	67,606,559.70	0	0.00	0	0.00	0	0.00	4.925071%	4.864484%	11
06/17/21	0	0.00	0	0.00	2	67,761,414.13	0	0.00	2	67,761,414.13	0	0.00	0	0.00	0	0.00	4.925290%	4.864697%	12
05/17/21	0	0.00	0	0.00	2	67,906,444.88	0	0.00	2	67,906,444.88	0	0.00	0	0.00	0	0.00	4.925498%	4.864900%	13
04/16/21	0	0.00	0	0.00	2	68,060,041.06	0	0.00	2	68,060,041.06	0	0.00	0	0.00	0	0.00	4.925713%	4.865108%	14
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	639100002	11/01/21	3	3	267,619.46	1,347,633.82	0.00	60,939,804.12	06/19/20	7			02/02/21
33	440000120	02/01/22	0	B	54,418.98	54,418.98	0.00	7,160,479.02
Totals					322,038.44	1,402,052.80	0.00	68,100,283.14
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing		Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		581,311,372	521,420,485		0	59,890,886
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		68,110,000	68,110,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	649,421,372	589,530,485	0	0	0	59,890,886
Feb-22	715,536,050	655,501,835	0	0	0	60,034,215
Jan-22	745,779,402	672,440,321	7,184,879	0	0	66,154,202
Dec-21	752,049,398	685,743,336	0	0	0	66,306,062
Nov-21	852,987,410	786,521,170	0	0	0	66,466,240
Oct-21	895,806,613	821,931,426	7,258,439	0	0	66,616,748
Sep-21	897,726,332	830,950,710	0	0	0	66,775,623
Aug-21	900,064,841	832,604,618	0	0	0	67,460,223
Jul-21	901,857,955	834,251,395	0	0	0	67,606,560
Jun-21	903,752,532	835,991,118	0	0	0	67,761,414
May-21	905,529,740	837,623,295	0	0	0	67,906,445
Apr-21	907,408,989	839,348,948	0	0	0	68,060,041
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	639100002	59,890,886.20	60,939,804.12	110,800,000.00	08/12/21	10,708,380.96	1.13950	09/30/21	05/01/22	244
Totals		59,890,886.20	60,939,804.12	110,800,000.00		10,708,380.96

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	639100002	RT	GA	06/19/20	7

Loan transferred to SS 6/22/20 for monetary default. The borrower indicated that operations at the collateral property had been negatively affected by the COVID-19 pandemic and was unable to perform on the loan obligations. A foreclosure was completed February 2021 with the property reverting to the Lender. The REO is a Class B enclosed regional mall containing 559,000 SF located in Kennesaw, GA. SS will make a determination on stabilization of the asset and an appropriate time to market for sale. appropriate time to market for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	310916055	0.00	5.09700%	0.00	5.09700%	10	08/17/20	10/01/20	09/11/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
40	440000080 02/17/22	6,000,945.14	8,600,000.00	9,433,421.95	3,385,957.83	9,433,421.95	6,047,464.12	0.00	0.00	0.00	0.00	0.00%
42	440000106 09/15/17	7,778,077.96	11,800,000.00	8,120,411.44	257,265.64	8,120,411.44	7,863,145.80	13,724.70	0.00	(12,964.12)	26,688.82	0.31%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,779,023.10	20,400,000.00	17,553,833.39	3,643,223.47	17,553,833.39	13,910,609.92	13,724.70	0.00	(12,964.12)	26,688.82

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
40	440000080	02/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	440000106	10/17/17	0.00	0.00	26,688.82	0.00	0.00	12,964.12	0.00	0.00	26,688.82
		09/15/17	0.00	0.00	13,724.70	0.00	0.00	13,724.70	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	26,688.82	0.00	0.00	26,688.82	0.00	0.00	26,688.82

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	11,673.32	0.00	0.00	93,841.48	0.00	0.00	0.00	0.00	0.00	0.00
78	0.00	0.00	0.00	0.00	125.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,673.32	0.00	125.27	93,841.48	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 105,640.07

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Supplemental Notes
October 2020 Revision
The servicer provided a revised file that that updated the ARA amount affecting the interest payment for Class H.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27